johim13f-033111
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment [X];               Amendment Number: 2
       This Amendment (Check only one):         [X] is a restatement.
                                                [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      J O Hambro Investment Management Limited
                           21 St. James Square
                           London SW1Y 4HB


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Hugh Grootenhuis
Title:        Chief Executive Officer
Phone:        +44 20 7484 7476

Signature, Place, and Date of Signing:


 /s/ Hugh Grootenhuis	      London, England         April 19, 2011
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                            0
                                                  -----------------------

Form 13F Information Table Entry Total:                      74
                                                  -----------------------

Form 13F Information Table Value Total:              $710,837 (x 1000)
                                                  -----------------------


List of Other Included Managers:

           NONE

                    J O HAMBRO INVESTMENT MANAGEMENT LIMITED

                            Name of Reporting Manager
                           Form 13F Information Table


Name of Issuer               Type of                  Value         Shrs or    Shr/  Investment      Other     Voting Authority
                             Class      Cusip        (x$1000)       Prn Amt.   Prn   Discretion      Managers  Sole Shared   None
51JOB INC ADR REP	      COM       316827104     9,212         144,093    SH    Shared-Defined     0                    144,093
AGCO CORPORATION              COM       001084102     5,642         102,640    SH    Shared-Defined     0                      5,642
ALTRIA GROUP INC COM          COM       02209S103     9,110         349,967    SH    Shared-Defined     0                    349,967
AMERICAN EXPRESS COM          COM       025816109    13,995         309,628    SH    Shared-Defined     0                    309,628
AMERICAN TOWER CORP CLASS A   COM       029912201     5,485         105,839    SH    Shared-Defined     0                    105,839
AMPHENOL CORP CLASS A         COM       032095101    10,767         197,960    SH    Shared-Defined     0                    197,960
APACHE CORPORATION	      COM       037411105     5,417          41,373    SH    Shared-Defined     0                     41,373
APPLE INC COM		      COM       037833100    34,515          99,036    SH    Shared-Defined     0                     99,036
AT&T INC COM		      COM       00206R102     3,569	    175,395    SH    Shared-Defined     0                    175,395
BE AEROSPACE		      COM       073302101     5,504	    154,922    SH    Shared-Defined     0                    154,922
BERKSHIRE HATHAWAY cLASS B    COM       084670702     1,355	     16,200    SH    Shared-Defined     0                     16,200
BROOKDALE SN LIVING   	      COM	112463104       990          35,360    SH    Shared-Defined     0                     35,360
BUNGE LIMITED COM             COM       G16962105     4,026          55,665    SH    Shared-Defined     0                     55,665
CADIZ INC     		      COM	127537207     5,332         437,412    SH    Shared-Defined     0                    437,412
CELGENE CORP COM              COM	151020104     6,949	    120,700    SH    Shared-Defined     0                    120,700
CHEVRON CORP COM	      COM	166764100     5,246	     48,807    SH    Shared-Defined     0                     48,807
CHUBB CORP COM                COM       171232101     1,228          20,030    SH    Shared-Defined     0                     20,030
CISCO SYSTEMS COM             COM       17275R102     3,492         203,630    SH    Shared-Defined     0                    203,630
CITIGROUP INC COM	      COM       172967101    18,507       4,187,062    SH    Shared-Defined     0		   4,187,062
COLGATE-PALMOLIVE CO.         COM       194162103    47,856         592,576    SH    Shared-Defined     0                    592,576
CONCUR TECHNOLOGIES INC	      COM       206708109     7,456         134,465    SH    Shared-Defined     0                    134,465
CTRIP.COM INTERNATIONAL ADS   COM       22943F100    10,243         246,868    SH    Shared-Defined     0                    246,868
DAVITA INC COM		      COM       23918K108     5,995          70,104    SH    Shared-Defined     0                     70,104
DOMINION RESOURCES INC COM    COM       25746U109     7,311         163,562    SH    Shared-Defined     0                    163,562
EMERSON ELECTRIC CO COM       COM       291011104    42,008         718,945    SH    Shared-Defined     0                    718,945
ESTEE LAUDER CO               COM       518439104     5,428          56,335    SH    Shared-Defined     0                     56,335
EXPRESS SCRIPTS INC COM       COM       302182100     3,951          71,049    SH    Shared-Defined     0                     71,049
EXXON MOBIL CORP              COM       30231G102     7,837          93,151    SH    Shared-Defined     0                     93,151
GOLDCORP INC COM              COM       380956409     5,415         108,734    SH    Shared-Defined     0                    108,734
GOLDMAN SACHS GROUP COM       COM       38141G104     4,308          27,165    SH    Shared-Defined     0                     27,165
GOOGLE INC COM                COM       38259P508    28,443          48,475    SH    Shared-Defined     0                     48,475
HERSHEY CO                    COM       427866108       599          11,030    SH    Shared-Defined     0                     11,030
HESS CORPORATION COM          COM       42809H107     5,259          61,718    SH    Shared-Defined     0                     61,718
HOME DEPOT INC COM            COM       437076102     4,728         127,584    SH    Shared-Defined     0                    127,584
HYPERDYNAMICS CORP COM        COM       448954107       204          44,200    SH    Shared-Defined     0                     44,200
INFORMATICA CORP COM          COM       45666Q102    12,294         235,565    SH    Shared-Deinded     0                    235,565
INTERCONTINENTAL EXCHANGE     COM       45865V100     3,103          25,120    SH    Shared-Defined     0                     25,120
ISHARES MSCI ACWI INDEX FUND  COM       464288257     6,935         143,400    SH    Shared-Defined     0                    143,400
ITT CORP	              COM       450911102    34,481         574,198    SH    Shared-Defined     0                    574,198
JP MORGAN CHASE COM           COM       46625H100       638          13,850    SH    Shared-Defined     0                     13,850
KANSAS CITY SOUTHERN IND      COM       485170309     5,243          96,294    SH    Shared-Defined     0                     96,294
KRAFT FOODS INC COM           COM       50075N104       998          31,837    SH    Shared-Defined     0                     31,837
LAZARD LTD		      COM       G54050102    10,475         251,931    SH    Shared-Defined     0                    251,931
MARSH & MCLENNAN COS INC      COM       571748102       343          11,502    SH    Shared-Defined     0                     11,502
MCDONALD'S CORPORATION COM    COM       580135107     5,138          67,520    SH    Shared-Defined     0                     67,520
MERCK & CO. INC               COM       58933Y105       536          16,240    SH    Shared-Defined     0                     16,240
METLIFE INC COM               COM       59156R108     5,804         129,747    SH    Shared-Defined     0                    129,747
MGM RESORTS INTERNATIONAL     COM       552953101       896          68,140    SH    Shared-Defined     0                     68,140
MICROSOFT CORPORATION COM     COM       594918104     4,668         183,847    SH    Shared-Defined     0                    183,847
MOLEX INC COM  		      COM       608554101     6,232         248,080    SH    Shared-Defined     0                    248,080
MONSANTO COM		      COM       61166W101     4,297          59,468    SH    Shared-Defined     0                     59,468
NALCO HOLDING CO              COM       62985Q101       974          30,500    SH    Shared-Defined     0                     30,500
NATINAL OILWELL VARCO COM     COM	637071101     6,421	     80,996    SH    Shared-Defined     0		      80,996
NUVASIVE INC COM	      COM	670704105     7,093	    280,121    SH    Shared-Defined     0		     280,121
ORACLE CORP                   COM       68389X105     5,411         161,863    SH    Shared-Defined     0                    161,863
PFIZER INC		      COM       717081103    13,267         653,216    SH    Shared-Defined     0                    653,216
PHILIP MORRIS INTERNATIONAL   COM       718172109    25,206         384,061    SH    Shared-Defined     0                    384,061
PRAXAIR INC                   COM       74005P104     4,091          40,270    SH    Shared-Defined     0                     40,270
PRINCIPAL FINANCIAL GROUP     COM       74251V102       766          23,850    SH    Shared-Defined     0                     23,850
PROCTOR & GAMBLE CO           COM       742718109     1,028          16,684    SH    Shared-Defined     0                     16,684
QUALCOMM INC COM              COM       747525103    29,392         536,058    SH    Shared-Defined     0                    536,058
REYNOLDS AMERICAN INC         COM       761713106    41,949       1,180,651    SH    Shared-Defined     0                  1,180,651
RYANAIR			      COM       783513104     1,372          49,337    SH    Shared-Defined     0                     49,337
SALESFORCE.COM INC            COM       79466L302    25,518         183,544    SH    Shared-Defined     0                    183,544
SCHLUMBERGER COM              COM       806857108    48,579         520,894    SH    Shared-Defined     0                    520,894
SK TELECOM SPN ADR            COM       78440P108     1,317          70,000    SH    Shared-Defined     0                     70,000
SOFUN HOLDINGS LTD ADR        COM       836034108     9,875         529,220    SH    Shared-Defined     0                    529,220
SOUTHERN CO COM	              COM       842587107     2,644          69,380    SH    Shared-Defined     0                     69,380
TRINASOLAR LTD                COM       89628E104     1,019          33,844    SH    Shared-Defiend     0                     33,844
UNITED TECHNOLOGIES CORP      COM       913017109    22,031         260,260    SH    Shared-Defiend     0                    260,260
VELTI PLC ORD 5P	      COM       G93285107     1,005          79,851    SH    Shared-Defined     0                     79,851
VERIZON COMMUNICATIONS        COM       92343V104     7,966         206,700    SH    Shared-Defined     0                    206,700
VIVO PARTICIPACOES ADS ADR    COM       92855S200     1,294          32,036    SH    Shared-Defined     0                     32,036
WISCONSIN ENERGY CORP         COM       976657106    12,956         424,785    SH    Shared-Defined     0                    424,785